Trade and other payables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	£ 1,973	£ 1,855
Customer return and rebate accruals	738	717
Other payables and accruals	477	374
Wages and salaries	290	365
Accrued interest on financial liabilities	104	100
Social security	54	45
VAT payables	51	49
Deferred income	18	21
Total	£ 3,705	£ 3,526